CONTINGENT LIABILITIES - Reserves for Lawsuit, Claims and Other Disputed Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 16,448	$ 13,615
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	114	185	$ 5	$ 53
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 16,334	$ 13,430	$ 9,632	$ 10,130